Note 11 - Other Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
11—OTHER
ACCRUED LIABILITIES

Other accrued liabilities consist of the following:

	December 31,
	2016	2015
Retirement indemnities	2,004	1,600
Provision for warranty costs	548	576
Accruals for payroll and associated taxes	1,311	973
Conditional government subsidies	267	357
Value added tax payable	182	169
Advances received from customers	115	771
Provision for Asset Retirement Obligation (Japan)	80	-
Others	307	297
Total	4,815	4,742
Less non-current portion	(2,499)	(1,973)
Current portion	2,316	2,768

Conditional government subsidies are granted by French government to finance R&D project developments and are subject to reimbursement conditional to development milestones.

Changes in the provision for warranty costs are as follows:

	December 31,
	2016	2015
Beginning of year	576	712
Amount used during the year	(347)	(490)
New warranty expenses	319	354
End of year	548	576
Less current portion	(346)	(434)
Long term portion	201	141